UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                  For the semi-annual distribution period from
                       September 1, 2009 to March 1, 2010
                       -----------------    -------------



               Commission File Number of Issuing entity: 001-33286
                                                         ---------



   CORPORATE BACKED CALLABLE TRUST CERTIFICATES, J.C. PENNEY DEBENTURE-BACKED
                                  SERIES 2007-1
                  ---------------------------------------------
           (Exact name of issuing entity as specified in its charter)


                 Commission File Number of depositor: 333-112795
                                                      ----------


                                Select Asset Inc.
                           --------------------------
              (Exact name of depositor as specified in its charter)


                                    Delaware
        -----------------------------------------------------------------
      (State or other jurisdiction of incorporation or organization of the issuing entity)


                                   13-4029392
                      -------------------------------------
                      (I.R.S. Employer Identification No.)



          1271 Avenue of the Americas
                 New York, New York                                   10020
---------------------------------------------------------          -------------
(Address of principal executive offices of issuing entity)         (Zip Code)


                                 (646) 285-9000
                     ---------------------------------------
                     (Telephone number, including area code)


                               745 Seventh Avenue
                            New York, New York 10019
          -----------------------------------------------------------
          (Former name, former address, if changed since last report)

                           Registered/reporting pursuant to (check one)
                                                                                  Name of exchange
                                                                                     (If Section
       Title of Class          Section 12(b)    Section 12(g)    Section 15(d)         12(b))
Corporate Backed Callable
Trust Certificates, J.C.
Penney Debenture-Backed                                                            New York Stock
Series 2007-1, Class A-1                                              [X]             Exchange

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES [X] NO _________


PART I - DISTRIBUTION INFORMATION

    Item 1. Distribution and Pool Performance Information.

       The response to Item 1. is set forth in part herein and in part in
       Exhibit 99.1. Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement, dated January 30, 2007, relating to the Callable Class A-1 Certificates, Series 2007-1 (the "Certificates") and the related Prospectus, dated April 18, 2006 (collectively, the "Prospectus"), of Corporate Backed Callable Trust Certificates, J.C. Penney Debenture-Backed Series 2007-1 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

       The Class A-1 Certificates were offered under the Prospectus.

PART II - OTHER INFORMATION

    ITEM 2 - LEGAL PROCEEDINGS

       Nothing to report.

    ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

       Nothing to report.

    ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

       Nothing to report.

    ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       Nothing to report.

    ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

       J.C. Penney Company, Inc., the guarantor of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). For information on J.C. Penney Company, Inc. please see its periodic and current reports filed with the Securities and Exchange Commission (the "Commission") under its Exchange Act file number, 001-15274. The Commission maintains a site on the World Wide Web at "http://www.sec.gov" at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or "EDGAR." Periodic and current reports and other information required to be filed pursuant to the Exchange Act by J.C. Penney Company, Inc. may be accessed on this site. You can request copies of these documents, upon payment of a duplicating fee, by writing to the SEC. The public may read and copy any materials filed with the Commission at the Commission's Public Reference Room at 100 F Street, NE, Washington, DC 20549 on official business days between the hours of 10:00 a.m. and 3:00 p.m. The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. Please call the SEC at (800) SEC-0330 for further information on the operation of the SEC's public reference rooms. Neither Select Asset Inc. nor U.S. Bank National Association (the "Trustee") has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Select Asset Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

    ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

       Inapplicable.

    ITEM 8 - OTHER INFORMATION.

       Select Asset Inc. (the "Registrant") is a wholly-owned, indirect subsidiary of Lehman Brothers Holdings Inc. ("LBHI"), which filed a voluntary petition (the "Petition") for relief under Chapter 11 of the United States Code in the United States Bankruptcy Court for the Southern District of New York on September 15, 2008 in a jointly administered proceeding named In re Lehman Brothers Holdings Inc., et. al. under Case Number 08-13555. LBHI and its wholly-owned broker-dealer, Lehman Brothers Inc., have sold since September 15, 2008 significant businesses, including the sale on September 21, 2008 of the investment banking business to Barclays Capital Inc., which business included the employees who historically conducted the Registrant's business. As a result of the foregoing, the Registrant discontinued its securitization business and the individuals previously involved in such securitization business are no longer employed by the Registrant's affiliates.


    ITEM 9 - EXHIBITS

           (a) Documents filed as part of this report.

       Exhibit 99.1 March 1, 2010 Semi-Annual Statement to Certificateholders

           (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

       Exhibit 99.1 March 1, 2010 Semi-Annual Statement to Certificateholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized. In preparing this report the Registrant has relied upon the attached Distribution Statement provided to it by the Trustee.

                                           DEPOSITOR

                                           SELECT ASSET INC.

Date:    March 5, 2010

                                           By:    /s/  William J. Fox
                                               --------------------------------
                                               Name:  William J. Fox
                                               Title: Chief Financial Officer,
                                                      Controller and Senior Vice
                                                      President

                                                             EXHIBIT INDEX

Exhibit Number             Description
Exhibit 99.1               Distribution Statement